Leases - Summary of Right-of-use Assets (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	SFr 2,642
Depreciation	537	SFr 392
Ending balance	2,570	2,642
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,093
Ending balance	1,841	2,093
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	549
Ending balance	729	549
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,215	2,677
Disposal	(135)
Addition	554	549
Foreign exchange difference	(8)	(11)
Ending balance	3,626	3,215
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,529	2,538
Disposal	(89)
Addition	86
Foreign exchange difference	(6)	(9)
Ending balance	2,520	2,529
Gross carrying amount [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	686	139
Disposal	(46)
Addition	468	549
Foreign exchange difference	(2)	(2)
Ending balance	1,106	686
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(573)	(179)
Disposal	52
Depreciation	(537)	(397)
Foreign exchange difference	2	3
Ending balance	(1,056)	(573)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(436)	(147)
Disposal	41
Depreciation	(285)	(292)
Foreign exchange difference	1	3
Ending balance	(679)	(436)
Accumulated depreciation and amortisation [member] | Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(137)	(32)
Disposal	11
Depreciation	(252)	(105)
Foreign exchange difference	1	0
Ending balance	SFr (377)	SFr (137)